Federated Investors
World-Class Investment Manager

Richard B. Fisher

President

Federated High Income Bond Fund, Inc.

President's Message

Dear Fellow Shareholder:

Federated High Income Bond Fund, Inc. (the "fund") was created in 1977, and I am pleased to present its 23rd Annual Report. This $2 billion fund is designed to provide high monthly income from a broadly diversified portfolio of high-yield corporate bonds.1

The fund has paid monthly dividends since the fund's inception, and income is generated from over 275 corporate bond issues in over 15 industry sectors. In fact, 42% of the fund's net assets are in sectors which include telecommunications and cellular devices, cable television, and broadcast companies which encompass radio as well as television stations. These sectors provide the transmission of data for business, as well as entertainment for listeners and users around the world.

Shareholders, of course, are aware of NEXTEL Communications Inc., Level 3 Communications Inc. and Intermedia Communications Inc., to name just three. I mention these holdings to show the selected issues are recognized, successful, ongoing corporations. In fact, most of the fund's selections are successful. (Please review the fund's holdings listed in this report.) However, all corporations can be adversely affected in the rising interest rate environment, such as the United States is experiencing now. Furthermore, the volatility of the stock market is reflected in the fund's share performance.

The fund's managers are reminded of the bond market environment of the early 1990s--it was not easy to be a manager of high-yield bonds in those times, nor is it in today's market. However, it is not a new experience for our managers, and the fund's broad diversification is our best protection.

This report covers the 12-month reporting period from April 1, 1999 through March 31, 2000. It begins with an interview with the fund's portfolio manager, Mark E. Durbiano, Senior Vice President of Federated Investment Management Company. Following his discussion are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment performance. Second is a complete listing of the fund's high-yielding corporate bond holdings, and third is the publication of the fund's financial statements.

1 Lower-rated bonds involve a higher degree of risk than investment grade bonds in return for higher yield potential.

As stated above, it is a difficult time for bond investors in general, as rising interest rates have caused overall bond prices to decline. In addition, high-yield bonds suffered from an increase in defaults. While the fund's default rate was substantially less than that of its peers, the performance of individual holdings and the fund's weighting in certain sectors caused the fund to underperform the average high-yield bond fund over the 12-month reporting period.

For the fiscal year ended March 31, 2000, the fund produced a strong level of income that helped temper a decline in net asset value. Individual share class total return performance, including income distributions, follows.2

	Total Return	Income Distributions	Net Asset Value Change
Class A Shares	(4.65%)	$0.99	$11.30 to $9.82 = (13%)
Class B Shares	(5.37%)	$0.91	$11.29 to $9.81 = (13%)
Class C Shares	(5.46%)	$0.91	$11.30 to $9.81 = (13%)

The current level of high-yield bond prices represent very attractive long-term value compared to high-quality bonds, as investors are being well compensated with significantly higher yields for assuming the credit risk involved in owning these corporate bonds.

While a decline in share price is of concern to both managers and shareholders, it is the nature of the high-yield market to pursue high income returns with risk to principal and income.

As I have always recommended buying more shares when prices are down, I again believe that now may be a buying opportunity. I recommend adding to your account as the fund's income return is especially attractive.

Thank you for investing a portion of your wealth in Federated High Income Bond Fund, Inc. Your questions, comments, or suggestions about the fund are always welcome.

Very sincerely yours,

Richard B. Fisher

Richard B. Fisher
President
May 15, 2000

2 Performance quoted is based on net asset value, reflects past performance and is no guarantee of future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B, and C Shares were (8.92%), (10.15%), and (6.32%), respectively.

Mark E. Durbiano

Senior Vice President

Federated Investment Management Company

Investment Review

What is your review of the fund's fiscal year in which the high-yield bond market slightly underperformed the broad bond market?

High-yield bonds delivered disappointing absolute and relative returns for the 12 months ended March 31, 2000. For example, the high-yield bond market returned (1.82%), as measured by the Lehman Brothers High Yield Bond Index, underperforming the 1.87% return of the high-quality bond market, as measured by the Lehman Brothers Aggregate Bond Index.1

Several factors negatively impacted the returns of the market. First, interest rates in general rose negatively impacting all long-term, fixed-income assets. Second, the high-yield market experienced above-average losses from credit deterioration. Default rates increased to above 4%, their highest level since 1991. Also, many issuers that did not default, but reported disappointing financial results, declined substantially in price. Third, the high-yield market was negatively impacted by liquidations from many high-yield mutual funds. This caused a substantial technical problem in the marketplace as portfolio managers had to sell bond issues into a weak, declining market in order to raise cash to meet redemption activity.

1 Lehman Brothers High Yield Bond Index is an unmanaged index that covers the universe of fixed-rate, publicly issued, non-investment grade debt securities. The Lehman Brothers Aggregate Bond Index is an unmanaged index comprising securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Investments cannot be made in an index.

What sectors of the market had the most difficulty, and did any sectors substantially outperform the overall market?

Several sectors substantially underperformed the overall corporate bond market. In the capital goods area, aerospace issues (down 11.15%) and construction machinery equipment (down 12.64%) were especially weak. The consumer sectors, both cyclicals and noncyclicals, had pockets of weakness: movie theaters (down 21.31%), textiles (down 20.08%), consumer products (down 9.63%), food (down 18.69%), and health care (down 7.76%).

On the plus side, several sectors turned in very strong relative performance for the year. This includes the paper sector (up 5.73%) and the energy sector (up 8.90%). Telecommunications, the largest sector, representing 23.25% of net assets, turned in a respectable 0.98% total return.

The increase in default rates and credit deterioration was surprising given the overall strong performance of the domestic economy. What caused the spike in default activity?

There is historical precedent for peaks in the issuance of high-yield securities to be followed by peaks in defaults. New issuance of high-yield securities peaked in 1998, and investors paid the price in 1999 for this flood of debt issuance. Simply stated, when demand for high-yield bonds is great, market credit standards deteriorate, and lower quality deals that will later default are sold in the market. While this had been a painful process for investors, it should be noted that after periods of high debt issuance then followed by high defaults, you typically get periods of low issuance and lower rates of defaults. New issuance declined in 1999 from 1998's peak, and so far in 2000, issuance is down substantially from 1999.

How did the fund perform for the year?

For the 12-month reporting period ended March 31, 2000, the fund's Class A, B, and C Shares produced total returns of (4.65%), (5.37%), and (5.46%), respectively.2 These returns were less than those of the Lehman Brothers High Yield Bond Index return of (1.82%) and the Lipper High Current Yield Funds Average return of 0.06%.3

What impacted the fund's return over the reporting period?

Several factors negatively impacted the fund's total return relative to the Lehman Brothers High Yield Index. First, the fund was overweighted in the B-rated quality sector of the market, which underperformed both the BB- and CCC-rated sectors. Second, the fund was underweighted in both the paper and the energy sectors, which delivered strong total returns during the reporting period. Overall, the fund had a much lower default rate than the market; however, several positions experienced substantial price deterioration based on disappointing financial results. These positions include: Ameriserve and Paging Network, which were sold during the year, and Revlon, Regal Cinemas, AEI Resources, Clark Material Handling and U.S. Office Products, which were still held at the end of the fiscal year.

2 Performance quoted is based on net asset value, reflects past performance and is no guarantee of future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B and C Shares were (8.92%), (10.15%), and (6.32%), respectively.

3 Lipper figures represent the average of the total returns reported by all mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. These figures do not reflect sales charges.

On the positive side, the fund was overweighted in the telecommunications sector, and held several positions that substantially outperformed the overall market--Alliance Imaging, American Cellular, Falcon Building Products, Forcenergy, Metronet Communications and UIH Australia Pacific.

What were the fund's top holdings as of March 31, 2000?

The top ten holdings out of more than 287 total issues were as follows:

Name/Coupon/Maturity	Percentage of Net Assets
Level 3 Communications, Inc., Sr. Note, 9.125% due 5/01/08	1.42%
Global Crossing Holdings Ltd., Sr. Note, 9.50% due 11/15/09	1.34%
Allied Waste North America, Inc., Sr. Sub. Note, 10.00% due 8/01/09	1.32%
NEXTEL Communications, Inc., Sr. Disc. Note, 0/9.95% due 2/15/08	1.21%
Allied Waste North America, Inc., Company Guarantee, 7.875% due 1/01/09	1.14%
Level 3 Communications, Inc., Sr. Disc. Note, 0/10.50% due 12/01/08	1.11%
NTL, Inc., Sr. Disc. Note, 0/9.75% due 4/01/08	1.04%
Echostar DBS Corp., Sr. Note, 9.375% due 2/01/09	1.04%
Lyondell Chemical Company, Sr. Sub. Note, 10.875% due 5/01/09	0.99%
Telecommunications Techniques Co., LLC, Sr. Sub. Note, 9.75% due 5/15/08	0.96%
TOTAL PERCENTAGE OF PORTFOLIO	11.57%

Looking further into 2000, what is your outlook for the high-yield bond market?

The intermediate-term outlook for high-yield securities is positive given strong economic growth and wide yield spreads. However, near-term results will continue to be negatively impacted by mutual fund redemptions and the associated "sell" pressure on the market, as volatile equity markets may add to the negative investor sentiment associated with high-yield bonds. Although we expect default rates to remain high through 2000, much of the price deterioration associated with these defaults has already occurred. The cleansing effect of the credit cycle should leave the high-yield market with stronger credits at higher yields and lower prices which bodes well for the future. We believe that there is good value in high-yield bonds, although the timing of the market's recovery is hard to predict given the mutual fund outflows.

What are your sector strategies for the fund?

From a portfolio perspective, we are overweighted in the telecommunications area given the powerful secular growth characteristics of the sector. Also, consolidation activity and private equity investments have positively impacted high-yield issuers in this sector. We have modestly increased exposure to the chemical sector based upon rising commodity prices. We are carefully reviewing positions that have underperformed in order to identify which securities represent value at these lower levels. Those that pose substantial risk of continued deterioration are being sold, while those with strong recovery potential are being maintained.

Last Meeting of Shareholders

A Special Meeting of Fund shareholders was held on November 18, 1999. On September 7, 1999, the record date for shareholders voting at the meeting, there were 222,215,946 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:

AGENDA ITEM 1

Election of Directors:

	For	Withheld Authority to Vote
Thomas G. Bigley	141,017,766	3,416,171
Nicholas P. Constantakis	141,022,072	3,411,865
John F. Cunningham	141,080,454	3,353,483
Charles F. Mansfield, Jr.	141,092,673	3,341,264
John E. Murray, Jr., J.D., S.J.D.	141,002,313	3,431,624
John S. Walsh	141,053,526	3,380,411

AGENDA ITEM 2

To make changes to the Fund's fundamental policies:

(a) To amend the Fund's fundamental investment policy regarding diversification.

For	Against	Abstentions	Broker Non-Votes
88,488,776	3,917,530	7,373,955	44,653,676

(b) To amend the Fund's fundamental investment policy regarding borrowing money and issuing senior securities.

For	Against	Abstentions	Broker Non-Votes
88,442,581	3,963,725	7,373,955	44,653,676

(c) To amend the Fund's fundamental investment policy regarding investments in real estate.

For	Against	Abstentions	Broker Non-Votes
88,458,180	3,948,126	7,373,955	44,653,676

(d) To amend the Fund's fundamental investment policy regarding investments in commodities.

For	Against	Abstentions	Broker Non-Votes
88,444,998	3,961,308	7,373,955	44,653,676

(e) To amend the Fund's fundamental investment policy regarding underwriting securities.

For	Against	Abstentions	Broker Non-Votes
88,489,093	3,917,213	7,373,955	44,653,676

(f) To amend the Fund's fundamental investment policy regarding lending by the Fund.

For	Against	Abstentions	Broker Non-Votes
88,441,341	3,964,965	7,373,955	44,653,676

(g) To amend the Fund's fundamental investment policy regarding concentration of the Fund's investments in the securities of companies in the same industry.

For	Against	Abstentions	Broker Non-Votes
88,489,732	3,916,574	7,373,955	44,653,676

(h) To amend, and to make nonfundamental, the Fund's fundamental investment policy regarding buying securities on margin.

For	Against	Abstentions	Broker Non-Votes
88,461,000	3,945,306	7,373,955	44,653,676

(i) To amend, and to make nonfundamental, the Fund's fundamental investment policy regarding investing in securities of other investment companies.

For	Against	Abstentions	Broker Non-Votes
88,465,624	3,940,682	7,373,955	44,653,676

(j) To make nonfundamental the Fund's fundamental investment policies relating to investing in fixed-income and corporate debt securities.

For	Against	Abstentions	Broker Non-Votes
88,371,926	4,034,380	7,373,955	44,653,676

(k) To make nonfundamental the Fund's fundamental investment policy relating to investing in equity securities.

For	Against	Abstentions	Broker Non-Votes
88,464,930	3,941,376	7,373,955	44,653,676

(l) To amend, and to make nonfundamental, the Fund's fundamental investment policy relating to temporary investments.

For	Against	Abstentions	Broker Non-Votes
88,492,423	3,913,883	7,373,955	44,653,676

AGENDA ITEM 3

To eliminate certain of the Fund's fundamental investment policies:.

(a) To remove the Fund's fundamental investment policy regarding selling securities short.

For	Against	Abstentions	Broker Non-Votes
87,267,538	4,494,946	8,017,777	44,653,676

(b) To remove the Fund's fundamental investment policy on investing in oil, gas and minerals.

For	Against	Abstentions	Broker Non-Votes
87,284,448	4,478,036	8,017,777	44,653,676

(c) To remove the Fund's fundamental investment policy on investing in securities of new issuers.

For	Against	Abstentions	Broker Non-Votes
87,325,263	4,437,221	8,017,777	44,653,676

(d) To remove the Fund's fundamental investment policy on investing in issuers whose securities are owned by officers and Directors.

For	Against	Abstentions	Broker Non-Votes
87,264,856	4,497,628	8,017,777	44,653,676

(e) To remove the Fund's fundamental investment policy on investing for the purpose of exercising control.

For	Against	Abstentions	Broker Non-Votes
87,319,757	4,442,727	8,017,777	44,653,676

(f) To remove the Fund's fundamental investment policy on dealing in puts and calls.

For	Against	Abstentions	Broker Non-Votes
87,269,224	4,493,260	8,017,777	44,653,676

(g) To remove the Fund's fundamental investment policy on investing in foreign securities.

For	Against	Abstentions	Broker Non-Votes
87,300,073	4,462,411	8,017,777	44,653,676

(h) To remove the Fund's fundamental investment policy relating to short-term trading and portfolio turnover.

For	Against	Abstentions	Broker Non-Votes
87,312,443	4,450,041	8,017,777	44,653,676

AGENDA ITEM 4

To approve an amendment to and a restatement of the Fund's Articles of Incorporation to permit the Board of Directors to liquidate assets of the Fund or a class without seeking shareholder approval to the extent permitted under Maryland law.

For	Against	Abstentions	Broker Non-Votes
83,285,245	9,087,516	7,407,500	44,653,676

Two Ways You May Seek to Invest for Success:

INITIAL INVESTMENT

If you had made an initial investment of $23,000 in the Class A Shares of Federated High Income Bond Fund, Inc. on 11/30/77, reinvested your dividends and capital gains, and did not redeem any shares, your account would have been worth $184,517 on 3/31/00. You would have earned a 9.79%1 average annual total return for the investment life span.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 3/31/00, Class A Shares' average annual 1-year, 5-year, and 10-year total returns were (8.92%), 6.86%, and 11.27%, respectively. Class B Shares' average annual 1-year, 5-year, and since inception (9/28/94) total returns were (10.15%), 6.73% and 7.07%, respectively. Class C Shares' average annual 1-year, 5-year, and since inception (5/01/93) total returns were (6.32%), 7.02%, and 6.68%, respectively.2

[Graphic Representation Omitted - See Appendix]

1 Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 4.50% sales charge applicable to an initial investment in Class A Shares. Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 The total returns stated take into account all applicable sales charges. The maximum sales charges and contingent deferred sales charges for the fund are as follows: Class A Shares, 4.50% sales charge; Class B Shares, 5.50% contingent deferred sales charge; Class C Shares, 1.00% contingent deferred sales charge.

ONE STEP AT A TIME

$1,000 initial investment and subsequent investments of $1,000 each year for 22 years (reinvesting all dividends and capital gains) grew to $84,559.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated High Income Bond Fund, Inc. on 11/30/77, reinvested your dividends and capital gains, and did not redeem any shares, you would have invested only $23,000, but your account would have reached a total value of $84,5591 by 3/31/00. You would have earned an average annual total return of 10.21%.

A practical investment plan helps you pursue long-term performance from high-yield corporate bonds. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan can work for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money, and compounding to work.

[Graphic Representation Omitted - See Appendix]

1 This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets.

Hypothetical Investor Profile--
Investing for High Monthly Income

Chuck Colby is a fictional investor who, like many other shareholders, is looking for high monthly income opportunities.

Chuck is an attorney on his way up the corporate ladder. On March 31, 1990, he invested $5,000 in the Class A Shares of Federated High Income Bond Fund, Inc.

As this chart shows, over 10 years, his original $5,000 investment has grown to $14,540. This represents an 11.27% average annual total return. For Chuck, that means extra money toward the construction of his first home.

[Graphic Representation Omitted - See Appendix]

This hypothetical scenario is provided for illustrative purposes only and does not represent the result obtained by any particular shareholder. Past performance is no guarantee of future results.

Federated High Income Bond Fund, Inc.--Class A Shares

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated High Income Bond Fund, Inc. (Class A Shares) (the "Fund") from March 31, 1990 to March 31, 2000 compared to the Lehman Brothers Single B Rated Index (LBSBRI)2 and the Lipper High Current Yield Funds Average (LHCYFA).2

Average Annual Total Return[3] for the Period Ended March 31, 2000
1 Year	(8.92%)
5 Years	6.86%
10 Years	11.27%
Start of Performance (11/30/77)	9.79%

[Graphic Representation Omitted - See Appendix]

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBSBRI and the LHCYFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBSBRI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (the "SEC") requires to be reflected in the Fund's performance. This index is unmanaged. The LHCYFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling in the respective category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

3 Total return quoted reflects all applicable sales charges.

Federated High Income Bond Fund, Inc.--Class B Shares

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated High Income Bond Fund, Inc. (Class B Shares) (the "Fund") from September 28, 1994 (start of performance) to March 31, 2000 compared to the Lehman Brothers Single B Rated Index (LBSBRI)2 and the Lipper High Current Yield Funds Average (LHCYFA).2

Average Annual Total Return[3] for the Period Ended March 31, 2000
1 Year	(10.15%)
5 Year	6.73%
Start of Performance (9/28/94)	7.07%

[Graphic Representation Omitted - See Appendix]

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 1.00% contingent deferred sales charge on any redemption less than six years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBSBRI and the LHCYFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBSBRI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged. The LHCYFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

3 Total return quoted reflects all applicable contingent deferred sales charges.

Federated High Income Bond Fund, Inc.--Class C Shares

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated High Income Bond Fund, Inc. (Class C Shares) (the "Fund") from May 1, 1993 (start of performance) to March 31, 2000 compared to the Lehman Brothers Single B Rated Index (LBSBRI)2 and the Lipper High Current Yield Funds Average (LHCYFA).2

Average Annual Total Return[3] for the Period Ended March 31, 2000
1 Year	(6.32%)
5 Years	7.02%
Start of Performance (5/01/93)	6.68%

[Graphic Representation Omitted - See Appendix]

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 1.00% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBSBRI and the LHCYFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBSBRI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged. The LHCYFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling in the respective category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

3 Total return quoted reflects all applicable contingent deferred sales charges.

Portfolio of Investments

MARCH 31, 2000

Principal Amount			Value
		CORPORATE BONDS--92.5%
		Aerospace & Defense--0.4%
$7,425,000		Anteon Corp., Sr. Sub. Note, 12.00%, 5/15/2009	$6,793,875
2,200,000	[1]	Condor Systems, Inc., Sr. Sub. Note, 11.875%, 5/1/2009	1,061,500

		TOTAL	7,855,375

		Auto/Truck--0.4%
7,325,000	[1]	J.L. French Automotive Castings, Inc., Sr. Sub. Note, 11.50%, 6/1/2009	7,215,125

		Automotive-2.9%
6,025,000		Accuride Corp., Sr. Sub. Note, Series B, 9.25%, 2/1/2008	5,151,375
4,875,000		Aftermarket Technology Co., Sr. Sub. Note, 12.00%, 8/1/2004	4,875,000
2,375,000		Aftermarket Technology Co., Sr. Sub. Note, Series D, 12.00%, 8/1/2004	2,375,000
10,150,000		American Axle & Manufacturing, Inc., 9.75%, 3/1/2009	9,794,750
6,800,000		Collins & Aikman Products Co., Sr. Sub. Note, 11.50%, 4/15/2006	6,511,000
6,025,000		HDA Parts System, Inc., Sr. Sub. Note, 12.00%, 8/1/2005	5,241,750
5,050,000		Lear Corp., Sr. Note, 8.11%, 5/15/2009	4,636,657
6,000,000		Lear Corp., Sub. Note, 9.50%, 7/15/2006	5,790,000
8,700,000		Motor Coach Industries International, Inc., Company Guarantee, 11.25%, 5/1/2009	8,265,000
6,825,000		Oxford Automotive, Inc., Company Guarantee, 10.125%, 6/15/2007	6,466,687

		TOTAL	59,107,219

		Banking--0.6%
13,900,000		GS Escrow Corp., Sr. Note, 7.125%, 8/1/2005	12,506,942

		Beverage & Tobacco--0.2%
4,825,000		National Wine & Spirits, Inc., Sr. Note, 10.125%, 1/15/2009	4,607,875

		Broadcast Radio & TV--5.5%
8,875,000	[2]	ACME Television, LLC, Sr. Disc. Note, Series B, 0/10.875%, 9/30/2004	8,165,000
1,529,600		AMFM, Inc., Deb., 12.625%, 10/31/2006	1,736,096
12,375,000	[2]	Big City Radio, Inc., Sr. Disc. Note, 0/11.25%, 3/15/2005	7,363,125
4,786,700		Capstar Broadcasting Partners, Inc., Bond, 12.00%, 7/1/2009	5,408,971
4,375,000		Capstar Broadcasting Partners, Inc., Sr. Sub. Note, 9.25%, 7/1/2007	4,396,875
5,200,000		Chancellor Media Corp., Company Guarantee, 10.50%, 1/15/2007	5,577,000
150,000		Chancellor Media Corp., Company Guarantee, 9.00%, 10/1/2008	151,500
Principal Amount			Value
		CORPORATE BONDS--continued
		Broadcast Radio & TV--continued
$16,850,000		Chancellor Media Corp., Sr. Sub. Note, 8.125%, 12/15/2007	$16,681,500
7,500,000		Chancellor Media Corp., Sr. Sub. Note, 8.75%, 6/15/2007	7,425,000
22,625,000	[2]	Fox/Liberty Networks LLC, Sr. Disc. Note, 0/9.75%, 8/15/2007	17,986,875
3,400,000		Fox/Liberty Networks LLC, Sr. Note, 8.875%, 8/15/2007	3,425,500
2,400,000		Lamar Media Corp., Sr. Sub. Note, 9.625%, 12/1/2006	2,364,000
10,050,000		Orion Network Systems, Sr. Note, 11.25%, 1/15/2007	6,783,750
1,425,000		Sinclair Broadcast Group, Inc., Sr. Sub. Note, 10.00%, 9/30/2005	1,346,625
9,400,000		Sinclair Broadcast Group, Inc., Sr. Sub. Note, 8.75%, 12/15/2007	8,084,000
5,475,000		Sinclair Broadcast Group, Inc., Sr. Sub. Note, 9.00%, 7/15/2007	4,790,625
6,175,000	[1]	XM Satellite Radio, Inc., Unit, 14.00%, 3/15/2010	5,696,438
3,025,000		Young Broadcasting, Inc., Sr. Sub. Note, 10.125%, 2/15/2005	2,919,125
2,000,000		Young Broadcasting, Inc., Sr. Sub. Note, 11.75%, 11/15/2004	2,035,000

		TOTAL	112,337,005

		Building & Development--1.1%
5,850,000		American Builders & Contractors Supply Co., Inc., Sr. Sub. Note, 10.625%, 5/15/2007	4,943,250
4,850,000		Building Materials Corp. of America, Sr. Note, 8.625%, 12/15/2006	4,389,250
6,525,000		Formica Corp., Sr. Sub. Note, 10.875%, 3/1/2009	5,676,750
4,100,000		Juno Lighting, Inc., Sr. Sub. Note, 11.875%, 7/1/2009	3,464,500
4,225,000		NCI Building System, Inc., Sr. Sub. Note, Series B, 9.25%, 5/1/2009	3,929,250

		TOTAL	22,403,000

		Business Equipment & Services--2.2%
7,025,000	[1]	Buhrmann US, Inc., Sr. Sub. Note, 12.25%, 11/1/2009	7,095,250
10,525,000		Dialog Corp., Sr. Sub. Note, 11.00%, 11/15/2007	10,156,625
4,850,000	[1]	Electronic Retailing Systems International, Inc., Sr. Disc. Note, 13.25%, 2/1/2004	1,091,250
9,325,000		Fisher Scientific International, Inc., Sr. Sub. Note, 9.00%, 2/1/2008	8,485,750
12,500,000		Fisher Scientific International, Inc., Sr. Sub. Note, 9.00%, 2/1/2008	11,375,000
17,900,000		U.S. Office Products Co., Sr. Sub. Note, 9.75%, 6/15/2008	6,891,500

		TOTAL	45,095,375

Principal Amount			Value
		CORPORATE BONDS--continued
		Cable Television--11.0%
$91,523	[3]	Australis Media Ltd., Sr. Secured Disc. Note, 5/15/2003	$1,373
5,350,000	[2,3]	Australis Media Ltd., Unit, 0/14.00%, 5/15/2003	80,250
3,000,000		CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007	2,950,230
3,850,000		CSC Holdings, Inc., Sr. Sub. Deb., 9.875%, 2/15/2013	3,946,250
11,500,000		CSC Holdings, Inc., Sr. Sub. Note, 9.25%, 11/1/2005	11,557,500
4,175,000		CSC Holdings, Inc., Sr. Sub. Note, 9.875%, 5/15/2006	4,279,375
21,925,000	[2]	Charter Communications Holdings Capital Corp., Sr. Disc. Note, 0/9.92%, 4/1/2011	12,113,562
550,000		Charter Communications Holdings Capital Corp., Sr. Note, 8.625%, 4/1/2009	488,125
3,250,000	[1,2]	Comcast UK Cable, Deb., 0/11.20%, 11/15/2007	3,095,625
13,275,000	[2]	Diamond Cable Communications PLC, Sr. Disc. Note, 0/10.75%, 2/15/2007	10,155,375
7,675,000	[2]	Diamond Cable Communications PLC, Sr. Disc. Note, 0/11.75%, 12/15/2005	7,176,125
3,750,000		Diamond Cable Communications PLC, Sr. Disc. Note, 0/13.25%, 9/30/2004	3,993,750
21,600,000		Echostar DBS Corp., Sr. Note, 9.375%, 2/1/2009	21,060,000
1,725,000	[2]	Golden Sky DBS, Inc., Sr. Disc. Note, Series B, 0/13.50%, 3/1/2007	1,164,375
12,625,000	[2]	International Cabletel, Inc., Sr. Defd. Cpn. Note, 0/11.50%, 2/1/2006	11,804,375
6,250,000	[2]	International Cabletel, Inc., Sr. Disc. Note, 0/12.75%, 4/15/2005	6,468,750
2,475,000		Lenfest Communications, Inc., Sr. Sub. Note, 10.50%, 6/15/2006	2,754,180
5,600,000		Lenfest Communications, Inc., Sr. Sub. Note, 8.25%, 2/15/2008	5,744,816
16,475,000	[2]	NTL, Inc., Sr. Disc. Note, 0/12.375%, 10/1/2008	10,708,750
32,800,000	[2]	NTL, Inc., Sr. Disc. Note, 0/9.75%, 4/1/2008	21,238,000
2,000,000		NTL, Inc., Sr. Note, 11.50%, 10/1/2008	2,060,000
6,475,000		Pegasus Communications Corp., Sr. Note, 9.625%, 10/15/2005	6,248,375
4,000,000		Pegasus Communications Corp., Sr. Note, 9.75%, 12/1/2006	3,860,000
4,500,000		Pegasus Media Sr. Sub. Note, 12.50%, 7/1/2005	4,837,500
11,425,000	[2]	RCN Corp., Sr. Disc. Note, 0/11.125%, 10/15/2007	7,369,125
400,000	[2]	RCN Corp., Sr. Disc. Note, 0/11.00%, 7/1/2008	236,000
2,375,000	[2]	RCN Corp., Sr. Disc. Note, 0/9.80%, 2/15/2008	1,401,250
6,500,000		Rogers Cablesystems Ltd., Sr. Sub. GTD Deb., 11.00%, 12/1/2015	7,377,500
7,000,000	[1,2]	TeleWest PLC, Sr. Disc. Deb., 0/11.00%, 10/1/2007	6,580,000
1,825,000		TeleWest PLC, Sr. Note, 11.25%, 11/1/2008	1,902,563
Principal Amount			Value
		CORPORATE BONDS--continued
		Cable Television--continued
$12,900,000	[1,2]	UIH Australia/Pacific, Sr. Disc. Note, 0/14.00%, 5/15/2006	$11,900,250
19,600,000	[1,2]	United International Holdings, Inc., Sr. Secd. Disc. Note, 0/10.75%, 2/15/2008	13,671,000
10,250,000	[1,2]	United Pan-Europe Communications NV, Sr. Disc. Note, 0/13.375%, 11/1/2009	5,278,750
19,675,000	[1,2]	United Pan-Europe Communications NV, Sr. Disc. Note, Series B, 0/12.50%, 8/1/2009	9,837,500
1,000,000		United Pan-Europe Communications NV, Sr. Note, 10.875%, 8/1/2009	925,000

		TOTAL	224,265,599

		Chemicals & Plastics--4.7%
5,050,000		Buckeye Cellulose Corp., Sr. Sub. Note, 9.25%, 9/15/2008	5,075,250
2,500,000		Foamex LP, Sr. Sub. Note, 13.50%, 8/15/2005	2,262,500
5,375,000		General Chemical Industrial Products, Inc., Sr. Sub. Note, 10.625%, 5/1/2009	4,703,125
2,750,000	[1]	Georgia Gulf Corp., Sr. Sub. Note, 10.375%, 11/1/2007	2,777,500
9,400,000		Huntsman Corp., Sr. Sub. Note, 9.50%, 7/1/2007	8,554,000
8,525,000		Huntsman ICI Chemicals LLC, Sr. Sub. Note, 10.125%, 7/1/2009	8,205,312
3,725,000		ISP Holding, Inc., Sr. Note, 9.00%, 10/15/2003	3,408,375
3,270,000		ISP Holding, Inc., Sr. Note, 9.75%, 2/15/2002	3,122,850
1,150,000	[1]	Lyondell Chemical Co., Sr. Secd. Note, Series A, 9.625%, 5/1/2007	1,099,687
21,575,000		Lyondell Chemical Co., Sr. Sub. Note, Series B, 10.875%, 5/1/2009	20,172,625
7,900,000		Polymer Group, Inc., Sr. Sub. Note, 8.75%, 3/1/2008	6,912,500
17,125,000		Polymer Group, Inc., Sr. Sub. Note, 9.00%, 7/1/2007	15,155,625
9,625,000	[2]	Sterling Chemicals Holdings, Inc., Sr. Secured Disc. Note, 0/13.50%, 8/15/2008	3,224,375
500,000		Sterling Chemicals, Inc., Sr. Sub. Note, 11.25%, 4/1/2007	407,500
6,650,000		Sterling Chemicals, Inc., Sr. Sub. Note, 11.75%, 8/15/2006	5,619,250
6,450,000		Texas Petrochemicals Corp., Sr. Sub. Note, 11.125%, 7/1/2006	5,385,750

		TOTAL	96,086,224

		Clothing & Textiles--1.0%
4,575,000		Collins & Aikman Floorcoverings, Inc., Sr. Sub. Note, 10.00%, 1/15/2007	4,437,750
6,025,000		Dyersburg Corp., Sr. Sub. Note, 9.75%, 9/1/2007	2,741,375
8,475,000		GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007	5,466,375
7,075,000		Glenoit Corp., Sr. Sub. Note, 11.00%, 4/15/2007	2,087,125
6,750,000		Pillowtex Corp., Sr. Sub. Note, 10.00%, 11/15/2006	2,480,625
5,700,000		Pillowtex Corp., Sr. Sub. Note, 9.00%, 12/15/2007	2,066,250

		TOTAL	19,279,500

Principal Amount			Value
		CORPORATE BONDS--continued
		Conglomerates--0.5%
$11,950,000		Eagle Picher Industries, Inc., Sr. Sub. Note, 9.375%, 3/1/2008	$10,217,250

		Consumer Products--3.9%
13,500,000		Albecca, Inc., Company Guarantee, 10.75%, 8/15/2008	10,698,750
3,900,000		American Safety Razor Co., Sr. Note, 9.875%, 8/1/2005	3,744,000
6,450,000		Amscan Holdings, Inc., Sr. Sub. Note, 9.875%, 12/15/2007	5,579,250
9,250,000		Chattem, Inc., Sr. Sub. Note, 8.875%, 4/1/2008	7,908,750
1,400,000		Diamond Brands Operating Corp., Sr. Sub. Note, 10.125%, 4/15/2008	917,000
2,375,000	[2]	Diamond Brands, Inc., Sr. Disc. Deb., 0/12.875%, 4/15/2009	415,625
2,150,000		NBTY, Inc., Sr. Sub. Note, 8.625%, 9/15/2007	1,849,000
2,675,000		Playtex Family Products Corp., Sr. Sub. Note, 9.00%, 12/15/2003	2,608,125
3,500,000		Revlon Consumer Products Corp., Sr. Note, 8.125%, 2/1/2006	2,502,500
24,925,000		Revlon Consumer Products Corp., Sr. Sub. Note, 8.625%, 2/1/2008	11,091,625
4,125,000	[1]	Scotts Co., Sr. Sub. Note, 8.625%, 1/15/2009	3,856,875
5,050,000	[2]	Sealy Mattress Co., Company Guarantee, Sr. Sub. Disc. Note, 0/10.875%, 12/15/2007	3,535,000
2,400,000		Sealy Mattress Co., Sr. Sub. Note, 9.875%, 12/15/2007	2,316,000
3,000,000		Sleepmaster LLC, Sr. Sub. Note, Series B, 11.00%, 5/15/2009	2,985,000
2,958,000		The Boyds Collection, Ltd., Sr. Sub. Note, Series B, 9.00%, 5/15/2008	2,662,200
5,375,000		True Temper Sports, Inc., Sr. Sub. Note, Series B, 10.875%, 12/1/2008	5,133,125
5,025,000		United Industries Corp., Sr. Sub. Note, 9.875%, 4/1/2009	3,542,625
7,475,000		Volume Services America, Inc., Sr. Sub. Note, 11.25%, 3/1/2009	7,213,375

		TOTAL	78,558,825

		Container & Glass Products--0.7%
5,350,000		Russell Stanley Holdings, Inc., Sr. Sub. Note, 10.875%, 2/15/2009	4,627,750
10,100,000		Tekni-Plex, Inc., Sr. Sub. Note, 9.25%, 3/1/2008	9,645,500

		TOTAL	14,273,250

		Ecological Services & Equipment--2.5%
28,800,000		Allied Waste North America, Inc., Company Guarantee, 7.875%, 1/1/2009	23,184,000
35,425,000		Allied Waste North America, Inc., Sr. Sub. Note, 10.00%, 8/1/2009	26,745,875

		TOTAL	49,929,875

Principal Amount			Value
		CORPORATE BONDS--continued
		Electronics--1.4%
$3,325,000	[1]	Fairchild Semiconductor Corp., Sr. Sub. Note, 10.375%, 10/1/2007	$3,283,437
5,550,000		SCG Holding Corp./Semiconductor Components Industries, LLC, 12.00%, 8/1/2009	5,966,250
21,250,000		Telecommunications Techniques Co., LLC, Sr. Sub. Note, 9.75%, 5/15/2008	19,496,875

		TOTAL	28,746,562

		Farming & Agriculture--0.1%
3,100,000		Royster-Clark, Inc., 1st Mtg. Note, 10.25%, 4/1/2009	2,635,000

		Food & Drug Retailers--0.2%
4,750,000		Community Distributors, Inc., Sr. Note, 10.25%, 10/15/2004	3,800,000
9,525,000		Jitney-Jungle Stores of America, Inc., Sr. Sub. Note, 10.375%, 9/15/2007	119,062

		TOTAL	3,919,062

		Food Products--1.8%
11,925,000		Agrilink Foods, Inc., Company Guarantee, 11.875%, 11/1/2008	10,911,375
3,325,000		Aurora Foods, Inc., Sr. Sub. Note, 9.875%, 2/15/2007	1,346,625
2,950,000		Aurora Foods, Inc., Sr. Sub. Note, 9.875%, 2/15/2007	1,194,750
6,875,000		Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%, 1/15/2008	4,846,875
8,950,000		International Home Foods, Inc., Sr. Sub. Note, 10.375%, 11/1/2006	8,815,750
10,125,000		Triarc Consumer Products Group, LLC, Sr. Sub. Note, 10.25%, 2/15/2009	9,568,125

		TOTAL	36,683,500

		Food Services--0.7%
5,200,000		Advantica Restaurant Group, Sr. Note, 11.25%, 1/15/2008	3,692,000
6,100,000		Carrols Corp., Sr. Sub. Note, 9.50%, 12/1/2008	5,215,500
4,725,000		Domino's, Inc., Company Guarantee, 10.375%, 1/15/2009	4,323,375
4,965,000	[1,2,3]	Nebco Evans Holding Co., Sr. Disc. Note, 0/12.375%, 7/15/2007	0

		TOTAL	13,230,875

		Forest Products--0.9%
4,250,000		Container Corp. of America, Sr. Note, 11.25%, 5/1/2004	4,313,750
9,150,000		Stone Container Corp., Sr. Note, 11.50%, 10/1/2004	9,573,187
2,675,000		Stone Container Corp., Sr. Note, 12.58%, 8/1/2016	2,822,125
1,000,000		Stone Container Corp., Unit 9.875%, 4/1/2002	1,005,000

		TOTAL	17,714,062

Principal Amount			Value
		CORPORATE BONDS--continued
		Health Care--4.1%
$10,225,000		CONMED Corp., Sr. Sub. Note, 9.00%, 3/15/2008	$9,355,875
1,800,000		Columbia/HCA Healthcare Corp., Sr. Note, 6.91%, 6/15/2005	1,628,568
9,950,000		Dade International, Inc., Sr. Sub. Note, 11.125%, 5/1/2006	9,452,500
6,175,000		Everest Healthcare Services Corp., Sr. Sub. Note, 9.75%, 5/1/2008	5,341,375
2,750,000		Genesis Health Ventures, Inc., Sr. Sub. Note, 9.25%, 10/1/2006	233,750
1,300,000		Genesis Health Ventures, Inc., Sr. Sub. Note, 9.75%, 6/15/2005	110,500
4,350,000		Genesis Health Ventures, Inc., Sr. Sub. Note, 9.875%, 1/15/2009	456,750
6,500,000		Hanger Orthopedic Group, Inc., Sr. Sub. Note, 11.25%, 6/15/2009	5,037,500
3,275,000		Hudson Respiratory Care, Inc., Sr. Sub. Note, 9.125%, 4/15/2008	2,570,875
12,675,000		Kinetic Concepts, Inc., Company Guarantee, 9.625%, 11/1/2007	8,999,250
2,000,000		Tenet Healthcare Corp., Sr. Note, 7.625%, 6/1/2008	1,800,000
12,625,000		Tenet Healthcare Corp., Sr. Note, 8.00%, 1/15/2005	11,930,625
11,950,000		Tenet Healthcare Corp., Sr. Sub. Note, 8.125%, 12/1/2008	10,994,000
13,300,000		Tenet Healthcare Corp., Sr. Sub. Note, 8.625%, 1/15/2007	12,635,000
2,575,000		Unilab Corp., Sr. Sub. Note, 12.75%, 10/1/2009	2,562,125

		TOTAL	83,108,693

		Hotels, Motels, Inns & Casinos--2.1%
4,550,000		Courtyard by Marriott II LP, Sr. Note, 10.75%, 2/1/2008	4,504,500
14,250,000		Florida Panthers Holdings, Inc., Company Guarantee, 9.875%, 4/15/2009	13,038,750
1,000,000		HMH Properties, Inc., Sr. Note, Series A, 7.875%, 8/1/2005	880,000
19,625,000		HMH Properties, Inc., Sr. Note, Series B, 7.875%, 8/1/2008	16,632,187
9,750,000		HMH Properties, Inc., Sr. Note, Series C, 8.45%, 12/1/2008	8,531,250

		TOTAL	43,586,687

		Industrial Products & Equipment--3.7%
4,845,000		Amphenol Corp., Sr. Sub. Note, 9.875%, 5/15/2007	4,941,900
3,825,000		Blount, Inc., Sr. Sub. Note, 13.00%, 8/1/2009	3,997,125
6,650,000		Cabot Safety Acquisition Corp., Sr. Sub. Note, 12.50%, 7/15/2005	6,733,125
6,895,000		Continental Global Group, Inc., Sr. Note, 11.00%, 4/1/2007	1,758,225
7,850,000		Euramax International PLC, Sr. Sub. Note, 11.25%, 10/1/2006	7,693,000
3,175,000		Hexcel Corp., Sr. Sub. Note, Series B, 9.75%, 1/15/2009	2,714,625
6,325,000		ISG Resources, Inc., Sr. Sub. Note, 10.00%, 4/15/2008	5,597,625
3,350,000		International Utility Structures, Inc., Sr. Sub. Note, 10.75%, 2/1/2008	2,864,250
11,325,000		MMI Products, Inc., Sr. Sub. Note, 11.25%, 4/15/2007	11,523,187
Principal Amount			Value
		CORPORATE BONDS--continued
		Industrial Products & Equipment--continued
$7,400,000		Neenah Corp., Sr. Sub. Note, 11.125%, 5/1/2007	$6,401,000
3,000,000	[1]	Neenah Corp., Sr. Sub. Note, 11.125%, 5/1/2007	2,595,000
5,375,000		Unifrax Investment Corp., Sr. Note, 10.50%, 11/1/2003	4,998,750
14,075,000		WESCO Distribution, Inc., Sr. Sub. Note, 9.125%, 6/1/2008	12,386,000

		TOTAL	74,203,812

		Leisure & Entertainment--2.2%
10,502,000	[2]	AMF Group, Inc., Sr. Sub. Disc. Note, 0/12.25%, 3/15/2006	2,678,010
2,450,000		AMF Group, Inc., Sr. Sub. Note, 10.875%, 3/15/2006	918,750
18,625,000	[2]	Premier Parks, Inc., Sr. Disc. Note, 0/10.00%, 4/1/2008	11,896,719
2,650,000		Premier Parks, Inc., Sr. Note, 9.25%, 4/1/2006	2,464,500
16,950,000		Premier Parks, Inc., Sr. Note, 9.75%, 6/15/2007	15,848,250
23,800,000		Regal Cinemas, Inc., Sr. Sub. Note, 9.50%, 6/1/2008	10,353,000

		TOTAL	44,159,229

		Machinery & Equipment--2.8%
8,375,000		Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006	1,298,125
5,150,000		Columbus McKinnon Corp., Sr. Sub. Note, 8.50%, 4/1/2008	4,609,250
8,200,000		Fairchild Corp., Sr. Sub. Note, 10.75%, 4/15/2009	4,469,000
5,300,000		National Equipment Services, Inc., Sr. Sub. Note, 10.00%, 11/30/2004	4,849,500
7,100,000		National Equipment Services, Inc., Sr. Sub. Note, Series C, 10.00%, 11/30/2004	6,496,500
10,700,000		NationsRent, Inc., Company Guarantee, 10.375%, 12/15/2008	9,523,000
13,200,000		United Rentals, Inc., Company Guarantee, 9.25%, 1/15/2009	11,781,000
11,450,000		United Rentals, Inc., Company Guarantee, Series B, 9.00%, 4/1/2009	10,047,375
5,125,000		WEC Co., Sr. Note, 12.00%, 7/15/2009	4,535,625

		TOTAL	57,609,375

		Metals & Mining--0.2%
8,625,000	[1]	AEI Holding Co., Inc., Sr. Note, 10.50%, 12/15/2005	1,811,250
11,475,000	[1]	AEI Resources, Inc., Sr. Sub. Note, 11.50%, 12/15/2006	1,262,250
1,450,000		Murrin Holdings Pty Ltd., Sr. Secd. Note, 9.375%, 8/31/2007	1,283,250

		TOTAL	4,356,750

		Oil & Gas--2.4%
1,975,000		Comstock Resources, Inc., Sr. Note, 11.25%, 5/1/2007	1,925,625
10,250,000		Continental Resources, Inc., Sr. Sub. Note, 10.25%, 8/1/2008	9,122,500
3,275,000		DI Industries, Inc., Sr. Note, 8.875%, 7/1/2007	2,972,063
Principal Amount			Value
		CORPORATE BONDS--continued
		Oil & Gas--continued
$2,975,000		Forest Oil Corp., Sr. Sub. Note, 10.50%, 1/15/2006	$2,989,875
7,150,000		Pogo Producing Co., Sr. Sub. Note, 10.375%, 2/15/2009	7,257,250
4,000,000		Pride Petroleum Services, Inc., Sr. Note, 9.375%, 5/1/2007	3,860,000
7,125,000		R&B Falcon Corp., Sr. Note, 12.25%, 3/15/2006	7,695,000
2,500,000		RBF Finance Co., Company Guarantee, 11.00%, 3/15/2006	2,625,000
5,025,000		RBF Finance Co., Sr. Secured Note, 11.375%, 3/15/2009	5,364,188
2,225,000		The Houston Exploration Co., Sr. Sub. Note, 8.625%, 1/1/2008	2,047,000
2,275,000		Triton Energy Corp., Sr. Note, 8.75%, 4/15/2002	2,275,000
3,025,000	[2]	Universal Compression Holdings, Inc., Sr. Disc. Note, 0/11.375%, 2/15/2009	1,573,000

		TOTAL	49,706,501

		Printing & Publishing--0.8%
4,225,000		Garden State Newspapers, Inc., Sr. Sub. Note, 8.75%, 10/1/2009	3,696,875
5,050,000		Hollinger International Publishing, Inc., Sr. Sub. Note, 9.25%, 2/1/2006	4,772,250
2,900,000		Hollinger International Publishing, Inc., Sr. Sub. Note, 9.25%, 3/15/2007	2,740,500
750,000		K-III Communications Corp., Company Guarantee, Sr. Note, 8.50%, 2/1/2006	712,500
4,800,000		Primedia, Inc., Sr. Note, 7.625%, 4/1/2008	4,344,000

		TOTAL	16,266,125

		Real Estate--0.2%
4,371,000		Trizec Finance Ltd., Sr. Note, 10.875%, 10/15/2005	4,480,275

		Retailers--0.1%
3,750,000		Leslie's Poolmart, Inc., Sr. Note, 10.375%, 7/15/2004	2,456,250

		Services--2.6%
7,600,000		Coinmach Corp., Sr. Note, 11.75%, 11/15/2005	7,258,000
24,400,000	[2]	Crown Castle International Corp., Sr. Disc. Note, 0/10.375%, 5/15/2011	14,030,000
9,800,000	[2]	Crown Castle International Corp., Sr. Disc. Note, 0/11.25%, 8/1/2011	5,733,000
4,900,000		Metricom, Inc., Company Guarantee, 13.00%, 2/15/2010	4,091,500
6,200,000	[1]	Orius Capital Corp., Sr. Sub. Note, 12.75%, 2/1/2010	6,262,000
5,150,000		SITEL Corp., Sr. Sub. Note, 9.25%, 3/15/2006	4,712,250
9,050,000	[1,2]	SpectraSite Holdings, Inc., Sr. Disc. Note, 0/12.875%, 3/15/2010	4,570,250
7,075,000	[1]	URS Corp., Sr. Sub. Note, Series B, 12.25%, 5/1/2009	7,110,375

		TOTAL	53,767,375

Principal Amount			Value
		CORPORATE BONDS--continued
		Steel--0.7%
$750,000		AK Steel Corp., Sr. Note, 9.125%, 12/15/2006	$736,875
6,325,000		Metals USA, Inc., Sr. Sub. Note, 8.625%, 2/15/2008	5,692,500
4,650,000		National Steel Corp., 1st Mtg. Bond, 9.875%, 3/1/2009	4,568,625
6,200,000	[1]	Republic Technologies International, Inc., 13.75%, 7/15/2009	1,395,000
1,000,000		Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006	983,280

		TOTAL	13,376,280

		Surface Transportation--2.0%
5,800,000		Allied Holdings, Inc., Sr. Note, 8.625%, 10/1/2007	5,176,500
6,975,000	[3]	AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2005	174,375
6,350,000		Gearbulk Holding Ltd., Sr. Note, 11.25%, 12/1/2004	6,508,750
4,875,000		Railworks Corp., Company Guarantee, 11.50%, 4/15/2009	4,704,375
13,700,000		Stena AB, Sr. Note, 10.50%, 12/15/2005	12,124,500
6,450,000		Stena AB, Sr. Note, 8.75%, 6/15/2007	5,063,250
6,000,000		Stena Line AB, Sr. Note, 10.625%, 6/1/2008	3,450,000
4,400,000		The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2006	2,706,000

		TOTAL	39,907,750

		Telecommunications & Cellular--25.1%
1,200,000		Arch Communications, Inc., Sr. Note, Series B, 12.75%, 7/1/2007	1,038,000
12,375,000	[2]	Call-Net Enterprises, Inc., Sr. Disc. Note, 0/10.80%, 5/15/2009	5,630,625
18,725,000	[2]	Call-Net Enterprises, Inc., Sr. Disc. Note, 0/8.94%, 8/15/2008	9,292,843
12,375,000	[2]	Call-Net Enterprises, Inc., Sr. Disc. Note, 0/9.27%, 8/15/2007	7,179,604
8,450,000		Centennial Cellular Corp., Sr. Sub. Note, 10.75%, 12/15/2008	8,534,500
12,150,000	[2]	Dolphin Telecom PLC, Sr. Disc. Note, 0/14.00%, 5/15/2009	4,920,750
4,975,000	[2]	E.Spire Communications, Inc., Sr. Disc. Note, 0/12.75%, 4/1/2006	2,437,750
1,500,000	[1]	Global Crossing Holdings Ltd., Sr. Note, 9.125%, 11/15/2006	1,443,750
28,000,000	[1]	Global Crossing Holdings Ltd., Sr. Note, 9.50%, 11/15/2009	27,230,000
9,025,000		Hermes Europe Railtel B.V., Sr. Note, 10.375%, 1/15/2009	8,122,500
14,200,000		Hermes Europe Railtel B.V., Sr. Note, 11.50%, 8/15/2007	13,348,000
3,300,000	[2]	Intermedia Communications, Inc., Sr. Disc. Note, 0/11.25%, 7/15/2007	2,557,500
18,300,000	[2]	Intermedia Communications, Inc., Sr. Disc. Note, 0/12.50%, 5/15/2006	16,744,500
12,650,000	[2]	Intermedia Communications, Inc., Sr. Disc. Note, Series B, 0/12.25%, 3/1/2009	7,653,250
6,300,000		Intermedia Communications, Inc., Sr. Note, 8.60%, 6/1/2008	5,512,500
4,500,000		Intermedia Communications, Inc., Sr. Note, 8.875%, 11/1/2007	4,106,250
Principal Amount			Value
		CORPORATE BONDS--continued
		Telecommunications & Cellular--continued
$40,225,000	[2]	Level 3 Communications, Inc., Sr. Disc. Note, 0/10.50%, 12/1/2008	$22,526,000
33,450,000		Level 3 Communications, Inc., Sr. Note, 9.125%, 5/1/2008	28,934,250
16,025,000	[2]	McLeod, Inc., Sr. Disc. Note, 0/10.50%, 3/1/2007	12,579,625
2,725,000		McLeod, Inc., Sr. Note, 8.125%, 2/15/2009	2,384,375
3,000,000		McLeod, Inc., Sr. Note, 8.375%, 3/15/2008	2,670,000
4,725,000		McLeod, Inc., Sr. Note, 9.25%, 7/15/2007	4,488,750
5,850,000		McLeod, Inc., Sr. Note, 9.50%, 11/1/2008	5,528,250
9,875,000		Metromedia Fiber Network, Inc., Sr. Note, 10.00%, 12/15/2009	9,529,375
17,275,000	[2]	Millicom International Cellular S.A., Sr. Disc. Note, 0/13.50%, 6/1/2006	14,424,625
14,950,000	[2]	NEXTEL Communications, Inc., Sr. Disc. Note, 0/10.65%, 9/15/2007	11,025,625
36,300,000	[2]	NEXTEL Communications, Inc., Sr. Disc. Note, 0/9.95%, 2/15/2008	24,502,500
9,425,000		NEXTEL Communications, Inc., Sr. Note, 9.375%, 11/15/2009	8,718,125
6,750,000	[2]	Nextel International, Inc., Sr. Disc. Note, 0/12.125%, 4/15/2008	4,087,530
6,700,000	[2]	Nextel Partners, Inc., Sr. Disc. Note, 0/14.00%, 2/1/2009	4,288,000
14,150,000	[1,2]	NEXTLINK Communications, Inc., Sr. Disc. Note, 0/12.125%, 12/1/2009	7,428,750
28,800,000	[2]	NEXTLINK Communications, Inc., Sr. Disc. Note, 0/12.25%, 6/1/2009	16,704,000
7,950,000	[2]	NEXTLINK Communications, Inc., Sr. Disc. Note, 0/9.45%, 4/15/2008	4,750,125
6,275,000		NEXTLINK Communications, Inc., Sr. Note, 10.75%, 6/1/2009	6,180,875
8,650,000		NEXTLINK Communications, Inc., Sr. Note, 9.00%, 3/15/2008	7,979,625
8,750,000	[1]	Northpoint Communications Group, Inc., Sr. Note, 12.875%, 2/15/2010	7,809,375
12,025,000		PsiNet, Inc., Sr. Note, 10.00%, 2/15/2005	11,483,875
6,475,000		PsiNet, Inc., Sr. Note, 11.00%, 8/1/2009	6,345,500
6,200,000		PsiNet, Inc., Sr. Note, 11.50%, 11/1/2008	6,200,000
7,525,000	[2]	Qwest Communications International, Inc., Sr. Disc. Note, 0/8.29%, 2/1/2008	5,813,062
7,000,000	[2]	Qwest Communications International, Inc., Sr. Disc. Note, 0/9.47%, 10/15/2007	5,635,000
6,000,000	[1]	Rhythms NetConnections, Inc., Sr. Note, 14.00%, 2/15/2010	5,340,000
11,050,000		Rogers Cantel Mobile, Inc., Sr. Sub. Note, 8.80%, 10/1/2007	11,050,000
7,625,000	[2]	Telesystem International Wireless, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2007	4,155,625
15,000,000	[2]	Telesystem International Wireless, Inc., Sr. Disc. Note, 0/13.25%, 6/30/2007	9,375,000
13,775,000	[1,2]	Teligent AB, Sr. Disc. Note, 0/11.50%, 3/1/2008	7,507,375
10,675,000		Teligent AB, Sr. Note, 11.50%, 12/1/2007	9,660,875
4,000,000	[2]	Tritel PCS, Inc., Sr. Sub. Disc. Note, 0/12.75%, 5/15/2009	2,480,000
18,450,000	[2]	Triton PCS, Inc., Sr. Disc. Note, 0/11.00%, 5/1/2008	12,546,000
Principal Amount or Shares			Value
		CORPORATE BONDS--continued
		Telecommunications & Cellular--continued
$6,675,000	[2]	US Unwired, Inc., Sr. Disc. Note, 0/13.375%, 11/1/2009	$3,621,188
5,625,000		US Xchange, L.L.C., Sr. Note, 15.00%, 7/1/2008	4,232,813
7,550,000		USA Mobile Communications, Inc., Sr. Note, 9.50%, 2/1/2004	6,153,250
7,000,000		Verio, Inc., Sr. Note, 10.625%, 11/15/2009	6,825,000
4,600,000		Verio, Inc., Sr. Note, 11.25%, 12/1/2008	4,600,000
4,050,000		Viatel, Inc., Sr. Note, 11.50%, 3/15/2009	3,746,250
9,875,000	[2]	Viatel, Inc., Unit, 0/12.50%, 4/15/2008	5,579,375
7,775,000		Viatel, Inc., Unit, 11.25%, 4/15/2008	7,114,125
28,225,000	[1,2]	Voicestream Wireless Holding Corp., Sr. Disc. Note, 0/11.875%, 11/15/2009	16,935,000
2,875,000	[1]	Voicestream Wireless Holding Corp., Sr. Note, 10.375%, 11/15/2009	2,875,000
2,150,000		Williams Communications Group, Inc., Sr. Note, 10.70%, 10/1/2007	2,139,250
4,600,000		Williams Communications Group, Inc., Sr. Note, 10.875%, 10/1/2009	4,531,000
3,853,500	[1]	WinStar Communications, Inc., Sr. Sub. Defd. Deb., 12.75%, 4/15/2010	3,747,529
17,146,500	[1]	WinStar Communications, Inc., Sr. Sub. Defd. Deb.12.75%, 4/15/2010	7,973,123

		TOTAL	509,957,317

		Utilities--0.8%
3,500,000		CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009	3,139,325
3,500,000		Caithness Coso Funding Corp., Sr. Secd. Note, 9.05%, 12/15/2009	3,342,500
7,975,000		El Paso Electric Co., 1st Mtg. Note, 9.40%, 5/1/2011	8,524,637
2,100,000	[1,2]	Niagara Mohawk Power Corp., Sr. Disc. Note, Series H, 0/8.50%, 7/1/2010	1,628,823

		TOTAL	16,635,285

		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,199,066,902)	1,880,245,204

		COMMON STOCKS--0.2%
3,184	[1,3]	Australis Holdings Property Ltd., Warrants	0
2,400	[1,3]	Bar Technologies, Inc., Warrants	2,700
136	[1,3]	CS Wireless Systems, Inc.	19
4,850	[1,3]	Electronic Retailing Systems International, Inc., Warrants	4,850
353	[3]	MAFCO Acquisition, Warrants	0
7,500	[3]	Medianews Group, Inc.	1,125,000
4,900	[3]	Metricom, Inc., Warrants	246,225
6,650	[1,3]	MetroNet Communications Corp., Warrants	997,500
1,750	[1,3]	Motels of America, Inc.	438
Shares			Value
		COMMON STOCKS--continued
4,425	[1,3]	R&B Falcon Corp., Warrants	$1,549,856
6,200	[3]	Republic Technologies International, Inc., Warrants	3,720
237,797	[3]	Royal Oak Mines, Inc.	2,378
6,325	[3]	Sterling Chemicals Holdings, Inc., Warrants	113,850
46	[3]	Sullivan Graphics, Inc.	0
14,150	[3]	UIH Australia/Pacific, Warrants	428,038
14,400	[3]	Wireless One, Inc., Warrants	0

		TOTAL COMMON STOCKS (IDENTIFIED COST $2,207,423)	4,474,574

		PREFERRED STOCKS--3.8%
		Banking--0.1%
120,000		California Federal Preferred Capital Corp., REIT Perpetual Pfd. Stock, Series A, $2.28	2,625,000

		Broadcast Radio & TV--0.8%
5,350		Benedek Communications Corp., Sr. Exchangeable PIK	4,413,750
1		Cumulus Media, Inc.	765
119,150		Sinclair Broadcast Group, Inc., Cumulative Pfd., $11.63	11,497,975

		TOTAL	15,912,490

		Cable Television--0.5%
10,466		Pegasus Communications Corp., Cumulative PIK Pfd., Series A, 12.75%	11,041,630

		Food Services--0.0%
54,676		Nebco Evans Holding Co., Exchangeable Pfd. Stock	34,173

		Health Care--0.1%
20,388		River Holding Corp., Sr. Exchangeable PIK	1,400,329

		Industrial Products & Equipment--0.2%
3,575		Fairfield Manufacturing Co., Inc., Cumulative Exchangeable Pfd. Stock	3,414,125
130	[1]	International Utility Structures, Inc., Unit	97,825
475	[1]	International Utility Structures, Inc., Unit, $13.00	406,125

		TOTAL	3,918,075

		Oil & Gas--0.6%
11,737		R&B Falcon Corp., PIK Pfd., 13.875%	12,969,385

		Printing & Publishing--0.9%
13,675		Primedia, Inc., Cumulative Pfd., Series D, $10.00	1,326,475
128,025		Primedia, Inc., Exchangeable Pfd. Stock, Series G, $2.16	11,010,150
72,500		Primedia, Inc., Pfd., $9.20	6,633,750

		TOTAL	18,970,375

Shares or Principal Amount			Value
		PREFERRED STOCKS--continued
		Telecommunications & Cellular--0.6%
2,629		IXC Communications, Inc., Cumulative Jr. Exchangeable Pfd. Stock	$2,740,733
4,498		NEXTEL Communications, Inc., Cumulative PIK Pfd., Series D, 13.00%	4,722,900
3,955		NEXTEL Communications, Inc., Exchangeable Pfd. Stock, Series E	3,816,575

		TOTAL	11,280,208

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $85,942,268)	78,151,665

		REPURCHASE AGREEMENT--1.0%[4]
$19,755,000		ABN AMRO, Inc., 6.18%, dated 3/31/2000, due 4/3/2000 (at amortized cost)	19,755,000

		TOTAL INVESTMENTS (IDENTIFIED COST $2,306,971,593)[5]	$1,982,626,443

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Directors. At March 31, 2000, these securities amounted to $201,524,350 which represents 9.9% of net assets.

2 Denotes a zero coupon bond with effective rate at time of purchase.

3 Non-income producing security.

4 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

5 The cost of investments for federal tax purposes amounts to $2,306,985,262. The net unrealized depreciation of investments on a federal tax basis amounts to $324,358,819 which is comprised of $13,021,644 appreciation and $337,380,463 depreciation at March 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($2,032,671,671) at March 31, 2000.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
PIK	--Payment in Kind
REIT	--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MARCH 31, 2000

Assets:
Total investments in securities, at value (identified cost $2,306,971,593 and tax cost $2,306,985,262)		$1,982,626,443
Income receivable		47,730,046
Receivable for investments sold		18,258,957
Receivable for shares sold		5,730,646

TOTAL ASSETS		2,054,346,092

Liabilities:
Payable for investments purchased	$14,424,686
Payable for shares redeemed	5,909,526
Payable to bank	312,637
Accrued expenses	1,027,572

TOTAL LIABILITIES		21,674,421

Net assets for 207,159,728 shares outstanding		$2,032,671,671

Net Assets Consist of:
Paid in capital		$2,407,167,204
Net unrealized depreciation of investments		(324,345,150)
Accumulated net realized loss on investments		(54,249,210)
Undistributed net investment income		4,098,827

TOTAL NET ASSETS		$2,032,671,671

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net Asset Value Per Share ($722,374,533 ÷ 73,594,147 shares outstanding)		$9.82

Offering Price Per Share (100/95.50 of $9.82)[1]		$10.28

Redemption Proceeds Per Share		$9.82

Class B Shares:
Net Asset Value Per Share ($1,091,630,138 ÷ 111,276,854 shares outstanding)		$9.81

Offering Price Per Share		$9.81

Redemption Proceeds Per Share (94.50/100 of $9.81)[1]		$9.27

Class C Shares:
Net Asset Value Per Share ($218,667,000 ÷ 22,288,727 shares outstanding)		$9.81

Offering Price Per Share		$9.81

Redemption Proceeds Per Share (99.00/100 of $9.81)[1]		$9.71

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED MARCH 31, 2000

Investment Income:
Dividends		$9,651,034
Interest		236,248,246

TOTAL INCOME		245,899,280

Expenses:
Investment adviser fee	$17,390,487
Administrative personnel and services fee	1,746,006
Custodian fees	137,290
Transfer and dividend disbursing agent fees and expenses	2,105,085
Directors'/Trustees' fees	24,671
Auditing fees	20,737
Legal fees	25,589
Portfolio accounting fees	236,821
Distribution services fee--Class B Shares	9,257,527
Distribution services fee--Class C Shares	1,859,431
Shareholder services fee--Class A Shares	2,091,177
Shareholder services fee--Class B Shares	3,085,842
Shareholder services fee--Class C Shares	619,810
Share registration costs	130,847
Printing and postage	611,589
Insurance premiums	5,172
Taxes	181,195
Miscellaneous	35,479

TOTAL EXPENSES	39,564,755

Net investment income		206,334,525

Realized and Unrealized Loss on Investments:
Net realized loss on investments		(32,954,277)
Net change in unrealized depreciation of investments		(291,266,891)

Net realized and unrealized loss on investments		(324,221,168)

Change in net assets resulting from operations		$(117,886,643)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended March 31	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$206,334,525	$169,463,587
Net realized loss on investments ($(8,021,454) and $3,084,749, respectively, as computed for federal tax purposes)	(32,954,277)	(3,007,024)
Net change in unrealized depreciation	(291,266,891)	(126,848,907)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(117,886,643)	39,607,656

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(77,804,443)	(66,152,957)
Class B Shares	(105,331,838)	(85,852,247)
Class C Shares	(21,139,465)	(16,122,978)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(204,275,746)	(168,128,182)

Share Transactions:
Proceeds from sale of shares	864,174,256	976,452,940
Net asset value of shares issued to shareholders in payment of distributions declared	110,427,058	86,755,128
Cost of shares redeemed	(920,271,233)	(553,081,850)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	54,330,081	510,126,218

Change in net assets	(267,832,308)	381,605,692

Net Assets:
Beginning of period	2,300,503,979	1,918,898,287

End of period (including undistributed net investment income of $4,098,827 and $2,040,048, respectively)	$2,032,671,671	$2,300,503,979

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended March 31	2000 [1]	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$11.30	$12.10	$11.31	$11.08	$10.54
Income From Investment Operations:
Net investment income	0.99	1.01	1.00	1.04	1.00
Net realized and unrealized gain (loss) on investments	(1.48)	(0.81)	0.79	0.22	0.55

TOTAL FROM INVESTMENT OPERATIONS	(0.49)	0.20	1.79	1.26	1.55

Less Distributions:
Distributions from net investment income	(0.99)	(1.00)	(1.00)	(1.03)	(1.00)
Distributions in excess of net investment income[2]	--	--	--	--	(0.01)

TOTAL DISTRIBUTIONS	(0.99)	(1.00)	(1.00)	(1.03)	(1.01)

Net Asset Value, End of Period	$ 9.82	$11.30	$12.10	$11.31	$11.08

Total Return[3]	(4.65%)	1.94%	16.48%	11.88%	15.24%

Ratios to Average Net Assets:

Expenses	1.23%	1.19%	1.21%	1.21%	1.22%

Net investment income	9.35%	8.79%	8.46%	9.19%	9.07%

Expense waiver/reimbursement[4]	--	--	0.01%	0.03%	0.06%

Supplemental Data:

Net assets, end of period (000 omitted)	$722,375	$829,982	$748,294	$599,736	$530,203

Portfolio turnover	26%	28%	58%	55%	53%

1 For the year ended March 31, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Financial Highlights--Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended March 31	2000 [1]	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$11.29	$12.09	$11.31	$11.08	$10.54
Income From Investment Operations:
Net investment income	0.91	0.92	0.91	0.96	0.95
Net realized and unrealized gain (loss) on investments	(1.48)	(0.80)	0.78	0.21	0.51

TOTAL FROM INVESTMENT OPERATIONS	(0.57)	0.12	1.69	1.17	1.46

Less Distributions:
Distributions from net investment income	(0.91)	(0.92)	(0.91)	(0.94)	(0.91)
Distributions in excess of net investment income[2]	--	--	--	--	(0.01)

TOTAL DISTRIBUTIONS	(0.91)	(0.92)	(0.91)	(0.94)	(0.92)

Net Asset Value, End of Period	$ 9.81	$11.29	$12.09	$11.31	$11.08

Total Return[3]	(5.37%)	1.18%	15.52%	10.99%	14.31%

Ratios to Average Net Assets:

Expenses	1.98%	1.94%	1.97%	1.99%	2.03%

Net investment income	8.60%	8.05%	7.76%	8.39%	8.29%

Expense waiver/reimbursement[4]	--	--	--	--	0.01%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,091,630	$1,239,882	$980,125	$513,169	$238,055

Portfolio turnover	26%	28%	58%	55%	53%

1 For the year ended March 31, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Financial Highlights--Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended March 31	2000 [1]	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$11.30	$12.09	$11.31	$11.08	$10.54
Income From Investment Operations:
Net investment income	0.92	0.92	0.91	0.95	0.92
Net realized and unrealized gain (loss) on investments	(1.50)	(0.79)	0.78	0.22	0.54

TOTAL FROM INVESTMENT OPERATIONS	(0.58)	0.13	1.69	1.17	1.46

Less Distributions:
Distributions from net investment income	(0.91)	(0.92)	(0.91)	(0.94)	(0.91)
Distributions in excess of net investment income[2]	--	--	--	--	(0.01)

TOTAL DISTRIBUTIONS	(0.91)	(0.92)	(0.91)	(0.94)	(0.92)

Net Asset Value, End of Period	$ 9.81	$11.30	$12.09	$11.31	$11.08

Total Return[3]	(5.46%)	1.26%	15.51%	11.00%	14.35%

Ratios to Average Net Assets:

Expenses	1.98%	1.94%	1.97%	1.99%	2.00%

Net investment income	8.61%	8.05%	7.74%	8.38%	8.30%

Expense waiver/reimbursement[4]	--	--	--	--	0.03%

Supplemental Data:

Net assets, end of period (000 omitted)	$218,667	$230,640	$190,480	$105,095	$57,422

Portfolio turnover	26%	28%	58%	55%	53%

1 For the year ended March 31, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Notes to Financial Statements

MARCH 31, 2000

ORGANIZATION

Federated High Income Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Listed corporate bonds, other fixed income and asset backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At March 31, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $19,397,710 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax.

Pursuant to the Code, such capital loss carryforward will expire in March 2008.

Additionally, net capital losses of $32,964,678 attributable to security transactions incurred after October 31, 1999, are treated as arising on April 1, 2000, the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At March 31, 2000, par value shares ($0.01 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	4,000,000,000
Class B Shares	2,000,000,000
Class C Shares	4,000,000,000
TOTAL	10,000,000,000

Transactions in capital stock were as follows:

Year Ended March 31	2000		1999
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	34,540,871	$368,692,535	29,051,474	$329,949,439
Shares issued to shareholders in payment of distributions declared	4,332,769	45,967,063	3,159,810	35,962,978
Shares redeemed	(38,729,565)	(405,913,862)	(20,610,388)	(235,722,033)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	144,075	$8,745,736	11,600,896	$130,190,384

Year Ended March 31	2000		1999
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	35,181,413	$377,867,454	47,477,727	$540,422,390
Shares issued to shareholders in payment of distributions declared	4,859,838	51,656,339	3,615,144	41,080,058
Shares redeemed	(38,549,362)	(406,490,629)	(22,356,479)	(254,626,564)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTION	1,491,889	$23,033,164	28,736,392	$326,875,884

Year Ended March 31	2000		1999
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	10,915,826	$117,614,267	9,326,161	$106,081,111
Shares issued to shareholders in payment of distributions declared	1,210,894	12,803,656	853,417	9,712,092
Shares redeemed	(10,254,521)	(107,866,742)	(5,511,870)	(62,733,253)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTION	1,872,199	$22,551,181	4,667,708	$53,059,950

NET CHANGE RESULTING FROM SHARE TRANSACTION	3,508,163	$54,330,081	45,004,996	$510,126,218

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.75% of the Fund's average daily net assets.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will distribute Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to distribute FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended March 31, 2000, were as follows:

Purchases	$574,117,577

Sales	$663,309,650

CHANGE OF INDEPENDENT AUDITOR

On May 19, 1999, the Fund's Directors, upon the recommendation of the Audit Committee of the Directors, requested and subsequently accepted the resignation of Arthur Andersen LLP ("AA") as the Fund's independent auditors. AA's reports on the Fund's financial statements for the fiscal years ended March 31, 1998 and March 31, 1999, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended March 31, 1998 and March 31, 1999: (i) there were no disagreements with AA on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of AA, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Act of 1934, as amended.

The Fund, by action of its Directors, upon the recommendation of the Audit Committee of the Directors, has engaged Ernst & Young LLP ("E&Y") as the independent auditors to audit the fund's financial statements for the fiscal year ended March 31, 2000. During the Fund's fiscal years ended March 31, 1998 and March 31, 1999, neither the Fund nor anyone on its behalf has consulted E&Y on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) of reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Report of Ernst & Young LLP, Independent Auditors

TO THE DIRECTORS AND SHAREHOLDERS OF
FEDERATED HIGH INCOME BOND FUND, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated High Income Bond Fund, Inc. (the "Fund"), as of March 31, 2000, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended March 31, 1999, and the financial highlights for each of the four years in the period then ended were audited by other auditors whose report, dated May 20, 1999, expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated High Income Bond Fund, Inc. at March 31, 2000, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
May 15, 2000

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

ANNUAL REPORT

AS OF MARCH 31, 2000

Federated High Income Bond Fund, Inc.

Established 1977

23RD ANNUAL REPORT

Federated
Federated High Income Bond Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 314195108
Cusip 314195207
Cusip 314195306

8042507 (5/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

GRAPHIC CHART APPENDIX FOR THE ANNUAL REPORT OF FEDERATED HIGH INCOME BOND FUND,
INC.

INITIAL INVESTMENT IN CLASS A SHARES

The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 11/30/77 to 3/31/00.
The "y" axis is measured in increments of $50,000 ranging from $0 to $200,000 and indicates that the ending value of a hypothetical initial investment of
$23,000 (1,464 Shares) in the fund's Class A Shares, assuming the reinvestment of capital gains and dividends, would have grown to $184,517 (18,790 Shares) on
3/31/00.

ONE STEP AT A TIME IN CLASS A SHARES

The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 11/30/7 to 3/31/00. The
"y" axis is measured in increments of $20,000 ranging from $0 to $100,000 and indicates that the ending value of hypothetical annual investments of $1,000 (64
Shares) in the fund's Class A Shares of the fund for 22 years, assuming the reinvestment of capital gains and dividends, would have grown to $84,559 (8,611
Shares) on 3/31/00.

HYPOTHETICAL INVESTOR PROFILE IN CLASS A SHARES

The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 3/31/90 to 3/31/00. The
"y" axis is measured in increments of $5,000 ranging from $0 to $20,000 and indicates that the ending value of a hypothetical initial investment of $5,000
(1,481 Shares) in the Class A Shares of the fund, assuming the reinvestment of capital gains and dividends, would have grown to $14,540 (1,481 Shares) on
3/31/00.

GROWTH OF A $10,00 INVESTMENT IN CLASS A SHARES

The graphic presentation displayed here consists of a line graph. The corresponding components of the line graph are listed underneath. The Class A
Shares of the Federated High Income Bond Fund, Inc. (the "fund") is represented by a solid line. The Lehman Brothers Single B Rated Index (the "LBSBRI") is
represented by a dotted line and the Lipper High Current Yield Funds Average
(the "LHCYFA") is represented by a broken line. The line graph is a visual representation of a comparison of a change in value of a $10,000 hypothetical investment in the Class A Shares of the fund, the LBSBRI and the LHCYFA. The "x"
axis reflects computation periods from 3/31/90 to 3/31/00. The "y" axis is measured in increments of $6,000 ranging from $8,000 to $32,000 and indicates the ending value of a hypothetical initial investment of $10,000 in the fund's
Class A Shares, the LBSBRI and the LHCYFA. The ending values were $29,075,
$27,302 and $26,529 respectively.

GROWTH OF A $10,00 INVESTMENT IN CLASS B SHARES

The graphic presentation displayed here consists of a line graph. The corresponding components of the line graph are listed underneath. The Class B
Shares of the Federated High Income Bond Fund, Inc. (the "fund") is represented by a solid line. The Lehman Brothers Single B Rated Index (the "LBSBRI") is
represented by a dotted line and the Lipper High Current Yield Funds Average
(the "LHCYFA") is represented by a broken line. The line graph is a visual representation of a comparison of a change in value of a $10,000 hypothetical investment in the Class B Shares of the fund, the LBSBRI and the LHCYFA. The "x"
axis reflects computation periods from 9/28/94 to 3/31/00. The "y" axis is measured in increments of $1,500 ranging from $10,000 to $16,000 and indicates the ending value of a hypothetical initial investment of $10,000 in the fund's
Class B Shares, the LBSBRI and the LHCYFA. The ending values were $14,560,
$15,050 and $15,173 respectively.

GROWTH OF A $10,00 INVESTMENT IN CLASS C SHARES

The graphic presentation displayed here consists of a line graph. The corresponding components of the line graph are listed underneath. The Class C
Shares of the Federated High Income Bond Fund, Inc. (the "fund") is represented by a solid line. The Lehman Brothers Single B Rated Index (the "LBSBRI") is
represented by a dotted line and the Lipper High Current Yield Funds Average
(the "LHCYFA") is represented by a broken line. The line graph is a visual representation of a comparison of a change in value of a $10,000 hypothetical investment in the Class C Shares of the fund, the LBSBRI and the LHCYFA. The "x"
axis reflects computation periods from 5/01/93 to 3/31/00. The "y" axis is measured in increments of $2,000 ranging from $10,000 to $18,000 and indicates the ending value of a hypothetical initial investment of $10,000 in the fund's
Class C Shares, the LBSBRI and the LHCYFA. The ending values were $15,643,
$16,494 and $16,341 respectively.